Risk management - Credit risk (Details) € in Millions	12 Months Ended				36 Months Ended
	Dec. 31, 2022 EUR (€) scenario customer method phase stage	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2019 EUR (€)
Disclosure of credit risk exposure [line items]
Collection and recovery management, number of phases | phase	4
Non-performing rate	3.08%	3.16%	3.21%
Management overlays	€ 1,471.0	€ 1,232.0
Percentage of total provisions for the most relevant units of the Group	96.00%
Maximum exposure to credit risk	€ 949,583.0	903,646.0	€ 861,432.0
Impairment losses	22,854.0	22,125.0	23,422.0
Financial assets	193,716.0	163,853.0	176,554.0
Investments	€ 7,615.0	€ 7,525.0	7,622.0			€ 8,772.0
Inflation rate	94.80%	50.90%		48.00%	147.00%
Number of methods used to measure exposure to counterparty credit risk | method	2
Percentage of forbearance portfolio increase		24.00%
Forbearance portfolio	€ 34,173.0
Performing loans, number of days past due criteria	90 days
"Large Exposures" Customers
Disclosure of credit risk exposure [line items]
Number of largest groups | customer	20
Credit impaired
Disclosure of credit risk exposure [line items]
Loans and advances to customers	€ 34,673.0	€ 33,234.0	31,767.0
Santander UK plc
Disclosure of credit risk exposure [line items]
Management overlays	328.0
Maximum exposure to credit risk	245,070.0	247,678.0	241,300.0
Impairment losses	€ 1,032.0	967.0	1,448.0
Number of prospective macroeconomic scenarios | scenario	5
PD percentage increase from initial recognition	100.00%
Minimum period of irregular positions to consider significant increase in risk	30 days
Evolution projection period	5 years
Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	€ (226.0)	(215.0)	(284.0)
Financial instruments not credit-impaired | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	850,779.0	802,967.0	766,034.0
Impairment losses	3,807.0	4,149.0	4,458.0
Maximum exposure, financial instruments not included elsewhere	538,364.0	349,228.0	478,093.0
Financial instruments not credit-impaired | Stage 1 | Santander UK plc
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	221,566.0	223,481.0	219,030.0
Impairment losses	166.0	135.0	223.0
Financial instruments not credit-impaired | Stage 1 | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	148,384.0	133,437.0	134,792.0
Financial instruments not credit-impaired | Stage 2 and 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	66,196.0	69,968.0	64,962.0
Impairment losses	5,195.0	5,103.0	5,461.0
Financial instruments not credit-impaired | Stage 2 and 3 | Santander UK plc
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	20,445.0	20,689.0	19,041.0
Impairment losses	529.0	372.0	557.0
Financial instruments not credit-impaired | Stage 2 and 3 | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	75.0	128.0	72.0
Financial instruments credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Loans and advances to customers	32,888.0
Financial instruments credit-impaired | Gross carrying amount | With mortgage guarantee
Disclosure of credit risk exposure [line items]
Loans and advances to customers	10,909.0
Financial instruments credit-impaired | Accumulated impairment
Disclosure of credit risk exposure [line items]
Loans and advances to customers	(13,931.0)
Financial instruments credit-impaired | Accumulated impairment | With mortgage guarantee
Disclosure of credit risk exposure [line items]
Loans and advances to customers	(2,889.0)
Financial instruments credit-impaired | Stage 2 and 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	32,608.0	30,711.0	30,436.0
Impairment losses	13,852.0	12,873.0	13,503.0
Financial instruments credit-impaired | Stage 2 and 3 | Santander UK plc
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,059.0	3,508.0	3,229.0
Impairment losses	337.0	460.0	668.0
Financial instruments credit-impaired | Stage 2 and 3 | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	404.0	280.0	401.0
Financial instruments purchased credit impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ 322.0	420.0	497.0
Credit risk
Disclosure of credit risk exposure [line items]
Number of credit risk categories | stage	3
Risk exposure associated with instruments sharing characteristic	€ 1,704,260.0
Credit risk | "Large Exposures" Customers
Disclosure of credit risk exposure [line items]
Credit exposure percentage	5.60%
Large exposure threshold percentage	10.00%
Maximum percentage of eligible capital allowed under regulation	25.00%
Local sovereign other than official currency risk
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	€ 6,039.0
Percentage of total sovereign risk	1.40%
Non-local sovereign cross border risk
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	€ 8,867.0
Percentage of total sovereign risk	2.10%
Maximum | Santander UK plc
Disclosure of credit risk exposure [line items]
Threshold percentage in determining classification of Stage 2	3.60%
Minimum | Santander UK plc
Disclosure of credit risk exposure [line items]
Threshold percentage in determining classification of Stage 2	0.30%
Other units | Financial instruments not credit-impaired | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ 123,796.0	102,631.0	98,121.0
Impairment losses	147.0	408.0	180.0
Other units | Financial instruments not credit-impaired | Stage 2 and 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,902.0	1,870.0	3,613.0
Impairment losses	123.0	322.0	393.0
Other units | Financial instruments credit-impaired | Stage 2 and 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,064.0	2,522.0	1,322.0
Impairment losses	€ 294.0	841.0	277.0
Spain
Disclosure of credit risk exposure [line items]
Percentage decrease in non-performing loans ratio	1.45%
Non-performing rate	3.27%
Management overlays	€ 274.0
Maximum exposure to credit risk	212,593.0	214,761.0	214,442.0
Impairment losses	€ 4,645.0	6,007.0	6,488.0
Decrease in credit risk with customers, percentage	(3.30%)
Risk exposure associated with instruments sharing characteristic	€ 293,197.0
Percent at risk	26.00%
ICO loans	€ 25,428.0
Coverage rate	51.00%
Cost of credit	0.61%
Decrease in cost of credit	(0.31%)
Evolution projection period	5 years
Spain | Foreclosed properties
Disclosure of credit risk exposure [line items]
Loans and advances to customers	€ 2,971.0	€ 3,591.0	€ 3,962.0
Investments	439.0
Spain | Foreclosed properties | Project Quasar Investments 2017, S.L.
Disclosure of credit risk exposure [line items]
Investments	405.0
Spain | Foreclosed Equity Instruments
Disclosure of credit risk exposure [line items]
Investments	€ 15.0
Spain | SMEs and Corporates
Disclosure of credit risk exposure [line items]
Non-performing rate	5.79%
Risk exposure associated with instruments sharing characteristic	€ 112,255.0
Percent at risk	39.00%
Decrease in risk exposure	2.30%
Decrease in portfolio of SMEs	4.30%
Decrease in non-performing ratio	1.71%
Spain | Home purchase loans
Disclosure of credit risk exposure [line items]
Debt-to-income ratio	26.00%	27.00%	27.00%
Spain | Home purchase loans | Foreclosed properties
Disclosure of credit risk exposure [line items]
Loans and advances to customers	€ 385.0
Spain | Home purchase loans | Retail and commercial banking
Disclosure of credit risk exposure [line items]
Percentage of portfolio with LTV less than 80%	93.00%
Spain | Home purchase loans | With mortgage guarantee
Disclosure of credit risk exposure [line items]
Percentage secured by mortgage	99.55%	99.33%	99.35%
Spain | Construction and property development | Foreclosed properties
Disclosure of credit risk exposure [line items]
Loans and advances to customers	€ 2,490.0
Spain | Construction and property development | Real estate operations in Spain
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	211.0
Financial assets	€ 2,327.0	€ 2,625.0	€ 2,871.0			€ 2,939.0
Spain | Construction and property development | Credit impaired | Real estate operations in Spain
Disclosure of credit risk exposure [line items]
Non-performing rate	4.04%	5.07%	6.13%
Risk exposure associated with instruments sharing characteristic	€ 21.0
Coverage rate	35.11%	30.08%	32.95%
Spain | Gross carrying amount | Foreclosed properties
Disclosure of credit risk exposure [line items]
Loans and advances to customers	€ 6,422.0	€ 7,364.0	€ 7,937.0
Spain | Gross carrying amount | Real estate operations in Spain
Disclosure of credit risk exposure [line items]
Financial assets	2,328.0
Spain | Gross carrying amount | With mortgage guarantee | Real estate operations in Spain
Disclosure of credit risk exposure [line items]
Financial assets	2,285.0
Spain | Gross carrying amount | Home purchase loans
Disclosure of credit risk exposure [line items]
Financial assets	63,688.0	62,324.0	59,605.0
Spain | Gross carrying amount | Home purchase loans | Foreclosed properties
Disclosure of credit risk exposure [line items]
Loans and advances to customers	659.0
Spain | Gross carrying amount | Home purchase loans | Credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	1,088.0	1,860.0	1,850.0
Spain | Gross carrying amount | Home purchase loans | With mortgage guarantee
Disclosure of credit risk exposure [line items]
Financial assets	63,400.0	61,905.0	59,218.0
Spain | Gross carrying amount | Home purchase loans | With mortgage guarantee | Credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	1,064.0	1,745.0	1,775.0
Spain | Gross carrying amount | Construction and property development | Foreclosed properties
Disclosure of credit risk exposure [line items]
Loans and advances to customers	5,587.0
Spain | Gross carrying amount | Construction and property development | Real estate operations in Spain
Disclosure of credit risk exposure [line items]
Financial assets	2,327.0
Spain | Gross carrying amount | Construction and property development | Credit impaired | Real estate operations in Spain
Disclosure of credit risk exposure [line items]
Financial assets	94.0
Spain | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	(1,311.0)
Spain | Accumulated impairment | Foreclosed properties
Disclosure of credit risk exposure [line items]
Loans and advances to customers	3,451.0	3,773.0	3,975.0
Spain | Accumulated impairment | Home purchase loans | Foreclosed properties
Disclosure of credit risk exposure [line items]
Loans and advances to customers	274.0
Spain | Accumulated impairment | Construction and property development | Foreclosed properties
Disclosure of credit risk exposure [line items]
Loans and advances to customers	3,097.0
Spain | Impairment losses since time of foreclosure | Foreclosed properties
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,526.0	2,729.0	2,834.0
Spain | Impairment losses since time of foreclosure | Home purchase loans | Foreclosed properties
Disclosure of credit risk exposure [line items]
Loans and advances to customers	190.0
Spain | Impairment losses since time of foreclosure | Construction and property development | Foreclosed properties
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,275.0
Spain | Financial instruments not credit-impaired | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	191,349.0	186,353.0	187,622.0
Impairment losses	507.0	422.0	479.0
Spain | Financial instruments not credit-impaired | Stage 2 and 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	12,351.0	15,647.0	13,058.0
Impairment losses	666.0	580.0	732.0
Spain | Financial instruments credit-impaired | Stage 2 and 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	8,893.0	12,761.0	13,762.0
Impairment losses	3,472.0	5,005.0	€ 5,277.0
Spain | Credit risk
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	€ 360,700.0
Spain | Maximum
Disclosure of credit risk exposure [line items]
Threshold percentage in determining classification of Stage 2	25.00%
SICR rating range	0.1
Estimated sensitivity rate range	9.3
Spain | Maximum | Home purchase loans | Less Than 80%
Disclosure of credit risk exposure [line items]
Loan-to-value (LTV) ratio	80.00%
Spain | Minimum
Disclosure of credit risk exposure [line items]
Threshold percentage in determining classification of Stage 2	1.00%
SICR rating range	4
Estimated sensitivity rate range	1
Loans under government programs | Spain | Weighted average | Credit risk
Disclosure of credit risk exposure [line items]
Percentage of guarantee exposed	77.00%
Percentage of guarantee secured	77.00%
Loans under government programs | United Kingdom | Weighted average | Credit risk
Disclosure of credit risk exposure [line items]
Percentage of guarantee exposed	12.00%
Percentage of guarantee secured	98.00%
Forborne loan portfolio
Disclosure of credit risk exposure [line items]
Financial assets with contractual cash flows modified during reporting period while loss allowance measured at lifetime expected credit losses	€ 2,379.0	2,480.0
Financial assets with modified contractual cash flows while loss allowance measured at lifetime expected credit losses	€ 1,677.0	€ 1,868.0
Forborne loan portfolio | Credit risk
Disclosure of credit risk exposure [line items]
Percentage of loans covered by specific allowance	24.00%
Forborne loan portfolio | Credit risk | Credit impaired
Disclosure of credit risk exposure [line items]
Credit exposure percentage	44.00%
Percentage of loans covered by specific allowance	44.00%
Forborne loan portfolio | Credit risk | Performing
Disclosure of credit risk exposure [line items]
Credit exposure percentage	56.00%
Forborne loan portfolio | Credit risk | With mortgage guarantee
Disclosure of credit risk exposure [line items]
Percentage of loans secured	44.00%
Europe
Disclosure of credit risk exposure [line items]
Percentage decrease in non-performing loans ratio	0.75%
Non-performing rate	2.37%	3.12%	3.34%
Europe | Credit impaired
Disclosure of credit risk exposure [line items]
Loans and advances to customers	€ 15,186.0	€ 19,822.0	€ 20,272.0
Europe | United Kingdom
Disclosure of credit risk exposure [line items]
Non-performing rate	1.21%	1.43%	1.24%
Europe | United Kingdom | Credit impaired
Disclosure of credit risk exposure [line items]
Loans and advances to customers	€ 3,059.0	€ 3,766.0	€ 3,138.0
Europe | Spain
Disclosure of credit risk exposure [line items]
Non-performing rate	3.27%	4.72%	5.16%
Europe | Spain | Credit impaired
Disclosure of credit risk exposure [line items]
Loans and advances to customers	€ 9,598.0	€ 13,403.0	€ 14,053.0
North America
Disclosure of credit risk exposure [line items]
Non-performing rate	3.03%	2.42%	2.23%
Percentage increase in non-performing loans ratio	0.61%
Credit exposure percentage	12.50%
North America | Credit impaired
Disclosure of credit risk exposure [line items]
Loans and advances to customers	€ 5,629.0	€ 3,632.0	€ 2,938.0
North America | United States
Disclosure of credit risk exposure [line items]
Non-performing rate	3.25%	2.33%	2.04%
Risk exposure associated with instruments sharing characteristic	€ 140,452.0
North America | United States | Credit impaired
Disclosure of credit risk exposure [line items]
Loans and advances to customers	€ 4,571.0	€ 2,624.0	€ 2,025.0
North America | United States | Santander Bank, National Association
Disclosure of credit risk exposure [line items]
Non-performing rate	1.80%
Percentage increase in non-performing loans ratio	0.23%
Management overlays	€ 215.0
Maximum exposure to credit risk	62,072.0	55,153.0	47,643.0
Impairment losses	€ 707.0	622.0	702.0
Number of prospective macroeconomic scenarios | scenario	4
Minimum period of irregular positions to consider significant increase in risk	30 days
Percentage increase in lending	12.80%
Percentage increase in lending excluding exchange rate effect	6.30%
Percentage increase in cost of credit	0.36%
Evolution projection period	5 years
North America | United States | Santander Bank, National Association | Individuals
Disclosure of credit risk exposure [line items]
Credit exposure percentage	54.00%
North America | United States | Santander Bank, National Association | Companies
Disclosure of credit risk exposure [line items]
Credit exposure percentage	46.00%
North America | United States | Santander Consumer USA Holdings Inc.
Disclosure of credit risk exposure [line items]
Non-performing rate	12.10%
Maximum exposure to credit risk	€ 31,960.0	29,652.0	29,041.0
Impairment losses	€ 3,356.0	2,837.0	3,457.0
Number of prospective macroeconomic scenarios | scenario	4
Minimum period of irregular positions to consider significant increase in risk	30 days
Coverage rate	87.00%
Decrease in nonperforming coverage ratio	(0.89%)
Cost of credit	4.68%
Percentage increase in cost of credit	3.14%
Percentage increase in nonperforming ratio	5.84%
Evolution projection period	5 years
North America | United States | Santander Consumer USA Holdings Inc. | Auto financing through loan and leasing | Stellantis Group
Disclosure of credit risk exposure [line items]
Loans and advances to customers	€ 13,400.0
Decrease in leases (in percentage)	1.80%
North America | United States | Financial instruments not credit-impaired | Stage 1 | Santander Bank, National Association
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ 58,319.0	50,402.0	42,485.0
Impairment losses	392.0	263.0	344.0
North America | United States | Financial instruments not credit-impaired | Stage 1 | Santander Consumer USA Holdings Inc.
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	22,470.0	20,094.0	23,179.0
Impairment losses	672.0	524.0	911.0
North America | United States | Financial instruments not credit-impaired | Stage 2 and 3 | Santander Bank, National Association
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,294.0	4,274.0	4,755.0
Impairment losses	241.0	314.0	316.0
North America | United States | Financial instruments not credit-impaired | Stage 2 and 3 | Santander Consumer USA Holdings Inc.
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,620.0	7,900.0	4,843.0
Impairment losses	1,232.0	1,741.0	1,820.0
North America | United States | Financial instruments credit-impaired | Stage 2 and 3 | Santander Bank, National Association
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	459.0	477.0	403.0
Impairment losses	74.0	45.0	42.0
North America | United States | Financial instruments credit-impaired | Stage 2 and 3 | Santander Consumer USA Holdings Inc.
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,870.0	1,658.0	1,019.0
Impairment losses	€ 1,452.0	€ 572.0	€ 726.0
North America | United States | Maximum | Santander Bank, National Association
Disclosure of credit risk exposure [line items]
Threshold percentage in determining classification of Stage 2	1.20%
SICR rating range	2
Estimated sensitivity rate range	9.3
North America | United States | Maximum | Santander Consumer USA Holdings Inc.
Disclosure of credit risk exposure [line items]
Threshold percentage in determining classification of Stage 2	1.00%
North America | United States | Minimum | Santander Bank, National Association
Disclosure of credit risk exposure [line items]
Threshold percentage in determining classification of Stage 2	0.20%
SICR rating range	0.1
Estimated sensitivity rate range	1
North America | United States | Minimum | Santander Consumer USA Holdings Inc.
Disclosure of credit risk exposure [line items]
Threshold percentage in determining classification of Stage 2	0.60%
South America
Disclosure of credit risk exposure [line items]
Non-performing rate	6.20%	4.50%	4.39%
Percentage increase in non-performing loans ratio	1.70%
South America | Credit impaired
Disclosure of credit risk exposure [line items]
Loans and advances to customers	€ 10,381.0	€ 6,387.0	€ 5,688.0
South America | Brazil
Disclosure of credit risk exposure [line items]
Non-performing rate	7.57%	4.88%	4.59%
Management overlays	€ 181.0
Decrease in credit risk with customers, percentage	(19.00%)
Risk exposure associated with instruments sharing characteristic	€ 101,801.0
Number of prospective macroeconomic scenarios | scenario	3
Cost of credit	4.79%	3.73%
Credit exposure percentage	9.00%
Evolution projection period	5 years
Percentage increase in credit risk, excluding exchange rate	6.20%
Inflation rate	5.80%
Provision for loan loss	€ 4,417.0
Decrease in provision for loan loss	63.00%
Decrease in provision for loan loss in local currency (in percentage)	38.00%
South America | Brazil | Credit impaired
Disclosure of credit risk exposure [line items]
Loans and advances to customers	€ 7,705.0	€ 4,182.0	€ 3,429.0
South America | Brazil | Banco Santander (Brasil) S.A.
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	101,466.0	84,683.0	74,432.0
Impairment losses	€ 6,128.0	4,651.0	3,879.0
Minimum period of irregular positions to consider significant increase in risk	30 days
South America | Brazil | Real State, Consigned and Financial portfolio | Banco Santander (Brasil) S.A.
Disclosure of credit risk exposure [line items]
Minimum period of irregular positions to consider significant increase in risk	60 days
South America | Brazil | Financial instruments not credit-impaired | Stage 1 | Banco Santander (Brasil) S.A.
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ 85,636.0	75,140.0	64,852.0
Impairment losses	575.0	1,232.0	971.0
South America | Brazil | Financial instruments not credit-impaired | Stage 2 and 3 | Banco Santander (Brasil) S.A.
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	8,125.0	5,361.0	6,151.0
Impairment losses	1,219.0	909.0	776.0
South America | Brazil | Financial instruments credit-impaired | Stage 2 and 3 | Banco Santander (Brasil) S.A.
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	7,705.0	4,182.0	3,429.0
Impairment losses	€ 4,334.0	€ 2,510.0	€ 2,132.0
South America | Brazil | Maximum | Banco Santander (Brasil) S.A.
Disclosure of credit risk exposure [line items]
Probability of default, absolute thresholds	1.00%
Probability of default, relative thresholds	50.00%
South America | Brazil | Minimum | Banco Santander (Brasil) S.A.
Disclosure of credit risk exposure [line items]
Probability of default, absolute thresholds	30.00%
Probability of default, relative thresholds	500.00%
Digital Consumer Bank
Disclosure of credit risk exposure [line items]
Percentage decrease in non-performing loans ratio	0.07%
Non-performing rate	2.06%	2.13%	2.17%
Digital Consumer Bank | Credit impaired
Disclosure of credit risk exposure [line items]
Loans and advances to customers	€ 2,583.0	€ 2,490.0	€ 2,525.0
United Kingdom
Disclosure of credit risk exposure [line items]
Percentage decrease in non-performing loans ratio	0.22%
Non-performing rate	1.21%
Decrease in credit risk with customers, percentage	3.60%
Decrease in credit risk with customers in local currency, percentage	1.80%
Risk exposure associated with instruments sharing characteristic	€ 253,455.0
Percent at risk	22.50%
United Kingdom | Gross carrying amount | Securitised mortgage assets | Santander UK plc
Disclosure of credit risk exposure [line items]
Percent increase in portfolio	5.50%
Financial assets	€ 209,872.0